Condensed Financial Information of the Company	12 Months Ended
Jun. 30, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of the Company
29.	Condensed Financial Information of the Company

Under PRC laws and regulations, the Company’s PRC subsidiaries and VIEs are restricted in its ability to transfer certain of its net assets to the Company in the form of dividend payments, loans, or advances. The amounts restricted include paid up capital, statutory reserve and net assets of the Company’s PRC subsidiary and VIEs, as determined pursuant to PRC generally accepted accounting principles, totaled approximately RMB 966.7 million(US$152.2 million) as of June 30, 2012.

Statements of operations

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Revenue	—	—	—	—	—
Cost of revenue	—	—	—	—	—
Gross profit	—	—	—	—	—
Operating expenses
General and administrative expenses	(26,700)	(26,293)	(8,151)	(13,934)	(2,193)
Total operating expenses	(26,700)	(26,293)	(8,151)	(13,934)	(2,193)
Operating loss	(26,700)	(26,293)	(8,151)	(13,934)	(2,193)
Interest income	3,379	385	47	114	18
Interest expense	(22)	(21)	(15)	(23)	(4)
Exchange gain (loss)	24	(70)	(317)	(1,206)	(190)
Equity in loss of subsidiaries and variable interest entities	(111,956)	(48,345)	26,446	(1,700)	(268)
Other income	—	19,557	417	767	121
Loss before income tax	(135,275)	(54,787)	18,367	(15,982)	(2,516)
Income tax	—	(4,384)	—	—	—
Net loss	(135,275)	(59,171)	18,367	(15,982)	(2,516)
Net loss attributable to ordinary shareholders	(135,275)	(59,171)	18,367	(15,982)	(2,516)

Balance sheets	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
ASSETS
Cash and cash equivalents	17,346	13,627	2,252	355
Prepayments and other current assets	9,482	7,968	7,720	1,215
Investment in subsidiaries and variable interest entities	1,448,075	1,452,256	1,446,657	227,712
Amount due from related parties	390	—	—	—
Total assets	1,475,293	1,473,850	1,456,629	229,282

LIABILITIES AND SHAREHOLDER’S EQUITY
Liabilities
Accrued expenses and other liabilities	11,535	34,122	7,613	1,198
Total liabilities	11,535	34,122	7,613	1,198

Shareholders’ equity
Ordinary shares (par value US$0.0000001 per share; 499,900,000,000 shares authorized; 125,160,000 and 110,766,600 shares issued and outstanding at December 31, 2009 and December 31, 2010, respectively)	—
Additional paid-in capital	2,285,611	2,271,491	2,275,099	358,114
Accumulated other comprehensive loss	(95,148)	(123,187)	(97,843)	(15,401)
Accumulated deficit	(726,705)	(708,576)	(728,240)	(114,629)
Total shareholders’ equity	1,463,758	1,439,728	1,449,016	228,084
Total liabilities and shareholders’ equity	1,475,293	1,473,850	1,456,629	229,282

Statements of Cash flows

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Cash flows from operating activities:

Net Income/(loss)	(135,275)	(59,171)	18,367	(15,982)	(2,516)
Adjustments to reconcile net loss to net cash provided by used in operating activities:
Equity in loss of subsidiaries and variable interest entity	111,956	48,345	(26,446)	1,700	268
Change in operating assets and liabilities:
Prepayments and other current assets	(616)	(6,271)	1,515	247	39
Tax payable	(1,704)	—	—	—	—
Amount due from related parties	—	(390)	390	—	—
Accrued expenses and other liabilities	9,651	1,883	22,587	(26,509)	(4,173)
Net cash provided by (used in) operating activities	(15,988)	(15,604)	16,413	(40,544)	(6,382)

Cash flows from investing activities:
Investment in subsidiaries and variable interest entities	(737,525)	(38,852)	7,906	3,825	602
Net cash used in investing activities	(737,525)	(38,852)	7,906	3,825	602

Cash flows from financing activities:
Repurchase of ordinary shares	(1,976)	—	—	—	—
Net cash used in financing activities.	(1,976)	—	—	—	—

Effect of exchange rate changes on cash and cash equivalents	(87)	(16,838)	(28,038)	25,344	3,989

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Net decrease in cash and cash equivalents	(755,576)	(71,294)	(3,719)	(11,375)	(1,791)
Cash and cash equivalents at the beginning of year	844,216	88,640	17,346	13,627	2,145
Cash and cash equivalents at the end of year	88,640	17,346	13,627	2,252	355

Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries and variable interest entity is stated at cost plus equity in undistributed earnings of subsidiaries since inception. The Company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

The Company records its investment in its subsidiaries and variable interest entities under the equity method of accounting. Such investment is presented on the balance sheet as “Investment in subsidiaries and variable interest entities” and share of their profit or loss as “Equity in profit (loss) of subsidiaries and variable interest entities” on the statements of operations.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted.